Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 4.4%
	DISTRIBUTION/WHOLESALE 3.0%
152,461	Pool Corp.	$57,447,305
	ENTERTAINMENT 1.4%
194,490	Churchill Downs, Inc.	26,296,993
		83,744,298
CONSUMER STAPLES 2.8%
	FOOD 0.3%
36,300	J & J Snack Foods Corp.	6,247,956
	RETAIL 2.5%
128,000	Casey's General Stores, Inc.	48,090,880
		54,338,836
FINANCIALS 12.8%
	INSURANCE 7.2%
428,592	American Financial Group, Inc.	57,688,483
176,000	Brown & Brown, Inc.	18,233,600
1,066,506	W.R. Berkley Corp.	60,502,886
		136,424,969
	SOFTWARE 5.6%
66,708	Jack Henry & Associates, Inc.	11,776,630
164,257	MSCI, Inc.	95,750,333
		107,526,963
		243,951,932
HEALTHCARE 17.5%
	ELECTRONICS 1.1%
14,100	Mettler-Toledo International, Inc.(1)	21,145,770
	HEALTHCARE PRODUCTS 7.4%
76,000	IDEXX Laboratories, Inc.(1)	38,396,720
254,600	STERIS PLC	61,750,684
137,616	West Pharmaceutical Services, Inc.	41,306,818
		141,454,222
	HEALTHCARE SERVICES 9.0%
81,800	Chemed Corp.	49,159,346
171,000	ICON PLC(1)	49,130,010
309,000	IQVIA Holdings, Inc.(1)	73,223,730
		171,513,086
		334,113,078
INDUSTRIALS 26.3%
	AEROSPACE/DEFENSE 9.1%
385,793	HEICO Corp.	100,877,154
51,300	TransDigm Group, Inc.	73,211,769
		174,088,923
	BUILDING MATERIALS 4.4%
138,500	Lennox International, Inc.	83,694,165
	COMMERCIAL SERVICES 3.3%
228,772	Cintas Corp.	47,099,579
304,655	Rollins, Inc.	15,409,450
		62,509,029
	COMPUTERS 0.7%
27,700	CACI International, Inc. Class A(1)	13,976,312
Shares		Value
COMMON STOCKS 96.6% (continued)
INDUSTRIALS 26.3% (continued)
	DISTRIBUTION/WHOLESALE 1.3%
48,900	Watsco, Inc.	$24,052,932
	ENGINEERING & CONSTRUCTION 2.4%
73,400	Comfort Systems USA, Inc.	28,651,690
143,200	Exponent, Inc.	16,508,096
		45,159,786
	ENVIRONMENTAL CONTROL 5.1%
14,000	Republic Services, Inc.	2,811,760
533,462	Waste Connections, Inc.	95,393,675
		98,205,435
		501,686,582
INFORMATION TECHNOLOGY 31.1%
	COMPUTERS 6.2%
237,410	CGI, Inc.(1)	27,292,653
57,860	EPAM Systems, Inc.(1)	11,515,876
155,700	Gartner, Inc.(1)	78,902,532
		117,711,061
	INTERNET 4.3%
361,700	CDW Corp.	81,852,710
	MISCELLANEOUS MANUFACTURERS 0.6%
24,200	Teledyne Technologies, Inc.(1)	10,591,372
	SEMICONDUCTORS 5.2%
108,274	Monolithic Power Systems, Inc.	100,099,313
	SOFTWARE 12.9%
18,900	ANSYS, Inc.(1)	6,022,107
149,600	Cadence Design Systems, Inc.(1)	40,546,088
44,000	Fair Isaac Corp.(1)	85,514,880
19,400	Roper Technologies, Inc.	10,794,936
176,241	Tyler Technologies, Inc.(1)	102,875,397
		245,753,408
	TELECOMMUNICATIONS 1.9%
67,000	Motorola Solutions, Inc.	30,125,210
40,526	Nice Ltd. ADR(1)(2)	7,038,150
		37,163,360
		593,171,224
MATERIALS 1.7%
	PACKAGING & CONTAINERS 1.7%
201,300	AptarGroup, Inc.	32,246,247
TOTAL COMMON STOCKS (Cost $1,299,907,832)		1,843,252,197
SHORT-TERM INVESTMENTS 3.5%
	MONEY MARKET FUNDS 3.5%
62,776,961	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(3)	62,776,961
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 3.5% (continued)
	MONEY MARKET FUNDS 3.5% (continued)
3,767,050	State Street Navigator Securities Lending Government Money Market Portfolio(4)	$3,767,050
		66,544,011
TOTAL SHORT-TERM INVESTMENTS (Cost $66,544,011)		66,544,011
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $1,366,451,843)		$1,909,796,208
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(1,585,787)
NET ASSETS(5) 100.0%		$1,908,210,421

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $6,209,745.
(3)	Rate reflects 7 day yield as of September 30, 2024.
(4)
Securities with an aggregate market value of $6,209,745
were out on loan in exchange for $3,767,050 of cash
collateral as of September 30, 2024. The collateral was
invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$1,366,451,843, aggregate gross unrealized appreciation
was $565,953,425, aggregate gross unrealized
depreciation was $22,609,060 and the net unrealized
appreciation was $543,344,365.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,843,252,197	$—	$—	$1,843,252,197
Short-Term Investments	66,544,011	—	—	66,544,011
Total Investments in Securities	$1,909,796,208	$—	$—	$1,909,796,208

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.